Plant, Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Plant, Property and Equipment

The following table displays the details of Plant, property and equipment, which is stated at cost:

		(dollars in millions)
At December 31,	Lives (years)	2013	2012
Land	–	$819	$859
Buildings and equipment	15-45	23,857	22,909
Central office and other network equipment	3-15	121,594	113,262
Cable, poles and conduit	11-50	55,240	53,761
Leasehold improvements	5-20	5,877	5,404
Work in progress	–	4,176	4,126
Furniture, vehicles and other	3-20	9,302	9,254

		220,865	209,575
Less accumulated depreciation		131,909	120,933

Total		$88,956	$88,642